Business acquisitions and dispositions - Summary of Acquisition of AlarmForce Industries Inc. (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Jan. 05, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,568		$ 10,428
AlarmForce
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 181
Issuance of 22,531 BCE common shares		1
Total cost to be allocated		182
Assets held for sale		68
Property, plant and equipment		8
Finite-life intangible assets		34
Indefinite-life intangible assets		1
Deferred tax liabilities		(7)
Other non-current liabilities		(1)
Total costs to be allocated, excluding cash and cash equivalents and goodwill		103
Cash and cash equivalents		4
Fair value of net assets acquired		107
Goodwill		$ 75